Contingent Liabilities and Commitments - Additional Information (Detail) - Dec. 31, 2025 ₩ in Millions, $ in Millions	USD ($)	KRW (₩)
Disclosure of contingent liabilities [Line Items]
Amount related to accounts receivable not matured		₩ 2,167,215
Amount committed to acquire property, plant, equipment and intangible assets		908,493
Domestic [member]
Disclosure of contingent liabilities [Line Items]
Accounts receivable related to export sales transactions		3,867,056
Hana Bank [member]
Disclosure of contingent liabilities [Line Items]
Letter of credits		3,954,901
KB Kookmin Bank [Member] | USD [Member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation	$ 914.0	1,311,588
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation		169,951
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation		830
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation		2,662
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member] | JPY [Member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation		900
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member] | USD [Member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation	0.2	260
Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and Other Banks [member] | VND [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received from banks for certain tax payments and settlement of litigation		43,484
Korea Development Bank and others [member]
Disclosure of contingent liabilities [Line Items]
Accounts receivable related to export sales transactions	$ 1,000.0	₩ 1,434,900